Document and Entity Information	9 Months Ended
Sep. 30, 2013
Document And Entity Information [Abstract]
Document Type	F-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2013
Entity Registrant Name	LUMENIS LTD
Entity Central Index Key	0001004945
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2013
Entity Filer Category	Non-accelerated Filer